Intangible assets, net (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Composition and movement of intangible assets
Beginning balance		$ 114,041	$ 94,649
Additions		130,908	60,792
Disposals		(1,976)	(1,277)
Amortization		(52,396)	(40,290)
Exchange differences		(157)	167
Ending balance	$ 9,649	190,420	114,041	$ 94,649
Software
Composition and movement of intangible assets
Beginning balance		114,041
Ending balance		190,420	114,041
Amortization expense		52,396	40,290	$ 31,278
Software | Gross value
Composition and movement of intangible assets
Beginning balance		313,028
Ending balance		441,803	313,028
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(198,987)
Ending balance		$ (251,383)	$ (198,987)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year	1 year	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years	4 years	4 years